INCOME TAXES (Details Narrative) - GBP (£)	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Income Tax Disclosure [Abstract]
Income tax expense
Deferred income taxes	0	£ 0
Unrecognized tax benefits	£ 0